CONSOLIDATED STATEMENT OF CASHFLOWS - Reconciliation - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-cash financing items
Issue of new shares			$ 332,615
Borrowings
Reconciliation of liabilities arising from financing activities
Beginning balance		$ 942,008	412,349	$ 478,373
Cash changes:
Proceeds from bank borrowings and trust receipts		2,803,694	2,718,704	1,093,080
Principal and interest (payments)/receipts		(2,947,813)	(2,339,122)	(1,188,352)
Cash changes		(144,119)	379,582	(95,272)
Non-cash changes:
Interest expense/(income)		55,214	20,967	29,248
Acquisition of vessels	[1]		129,110
Non-cash changes		55,214	150,077	29,248
Ending balance		853,103	942,008	412,349
Lease liabilities
Reconciliation of liabilities arising from financing activities
Beginning balance		231,288	157,839	227,483
Cash changes:
Principal and interest (payments)/receipts		(104,984)	(107,238)	(100,610)
Cash changes		(104,984)	(107,238)	(100,610)
Non-cash changes:
Interest expense/(income)		3,154	4,474	7,098
Additions to lease liabilities		59,634	68,177	16,095
Lease remeasurement		86,266	108,036	49,625
Derecognition of lease liabilities		(138,219)		(41,852)
Non-cash changes		10,835	180,687	30,966
Ending balance		137,139	231,288	157,839
Interest rate swaps
Reconciliation of liabilities arising from financing activities
Beginning balance	[2]	569	679
Cash changes:
Principal and interest (payments)/receipts	[2]	3,574	5,592	9,042
Cash changes	[2]	3,574	5,592	9,042
Non-cash changes:
Interest expense/(income)	[2]	(5,322)	(5,592)	(9,042)
Changes in fair value of interest rate swaps	[2]	1,485	(110)	679
Non-cash changes	[2]	(3,837)	(5,702)	(8,363)
Ending balance	[2]	$ 306	$ 569	$ 679

[1]	Acquisition of vessels includes non-cash transaction of US$332.6 million relating to the issuance of the Company’s equity shares to the seller.
[2]	Interest rate swaps are hedged against certain portions of bank borrowings.